Goodwill and Intangibles - Summary of Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 E&P [Member]		Dec. 31, 2010 E&P [Member]		Dec. 31, 2009 E&P [Member]		Dec. 31, 2011 R&M [Member]		Dec. 31, 2010 R&M [Member]
Goodwill [Line Items]
Goodwill gross, beginning balance	$ 29,076		$ 29,081		$ 25,443	[1]	$ 25,443	[1]	$ 25,443	[1]	$ 3,633	[1]	$ 3,638	[1]
Accumulated impairment losses, beginning balance	(25,443)		(25,443)		(25,443)	[1]	(25,443)	[1]
Goodwill, beginning balance	3,633	[2]	3,638								3,633	[1]	3,638	[1]
Goodwill allocated to assets held for sale or sold	(273)										(273)	[1]
Tax and other adjustments	(28)		(5)								(28)	[1]	(5)	[1]
Goodwill gross, ending balance	28,775		29,076		25,443	[1]	25,443	[1]	25,443	[1]	3,332	[1]	3,633	[1]
Accumulated impairment losses, ending balance	(25,443)		(25,443)		(25,443)	[1]	(25,443)	[1]
Goodwill, ending Balance	$ 3,332	[2]	$ 3,633	[2]							$ 3,332	[1]	$ 3,633	[1]

[1]	E&P represents continuing operations, and R&M represents discontinued operations.
[2]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.